Equity (Details) - Schedule of nonvested shares	6 Months Ended
Jun. 30, 2022 shares
Schedule Of Nonvested Shares Abstract
Number of shares nonvested, beginning balance	1,000,000
Weighted average grant date value nonvested, beginning balance	1,330,000
Number of shares, granted	500,000
Weighted average grant date value, granted	735,000
Number of shares, vested	1,500,000
Weighted average grant date value, vested	2,065,000
Number of shares nonvested, ending balance
Weighted average grant date value nonvested, ending balance